Shareholders’ equity	9 Months Ended
Sep. 30, 2025
Equity [abstract]
Shareholders’ equity	Shareholders’ equityNote 13.1. Share capital issued
The Company manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of September 30, 2025, the Company’s share capital amounted to €778 thousand divided into 77,830,067 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since inception.
Share capital does not include founders’ share subscription warrants (“bons de souscription de parts de créateur d’entreprise” or
“BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites d’actions,”
or “AGA”) that have been granted to certain investors or natural persons, both employees and non-employees of the Group, but not yet exercised.
The Company held none of its own shares as of December 31, 2024 and September 30, 2025.
The number of outstanding ordinary shares was 63,347,837 and 77,830,067 as of December 31, 2024 and September 30, 2025,
respectivelyNote 13.2. Change in share capital
The increase in the share capital for the nine months ended September 30, 2025 relates to (i) the public Offering completed in July
2025, (ii) the conversion of the Heights notes (see Note 15.2), (iii) the exercise of the Kreos / Claret BSA, (iv) the conversion of the
Kreos OCABSA (see Note 15.1), (v) the vesting of 546,905 AGAs and (vi) the exercise of 24,246 BCEs (see Note 14), resulting in the issuance of respectively 11,679,400, 920,377, 525,913, 785,389, 546,905 and 24,246 ordinary shares (i.e. 14,482,230 in the aggregate)
with a par value of €0.01 per share.
Distribution of dividends
The Group did not distribute any dividends during any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate and expand its business.